CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' AND MEMBERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Members' Equity	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid-in Capital	Accumulated Earnings/ (Deficit)	Non controlling Interest	Total
Changes in Members' Equity
Total members' equity	$ 71,346						$ 71,346
Additional members' equity related to accrued interest on notes receivable that were exchanged for membership units prior to the Reorganization	84						84
Accrued interest related to notes receivable that were exchanged for membership units prior to the Reorganization	(84)						(84)
Proceeds from pay down of promissory note and interest related to membership units prior to the Reorganization	3,724						3,724
Stock-based compensation expenses prior to the Reorganization	43						43
Net Income prior to the Reorganization	3,665						3,665
Effect of the Reorganization	$ (78,778)	$ 101		$ 77,256		$ 125,056	123,635
Effect of the Reorganization (in shares)		10,100	32,366
Deferred tax asset and payable related to parties pursuant to Tax Receivable Agreements from the Reorganization				(19,149)			(19,149)
Stock-based compensation subsequent to the Reorganization				2,054			2,054
Additional members' equity related to accrued interest on notes receivable that were exchanged for membership units subsequent to the Reorganization				21			21
Accrued interest related to notes receivable that were exchanged for membership units subsequent to the Reorganization				(21)			(21)
Proceeds from pay down of promissory note and interest related to membership units subsequent to the Reorganization				496			496
Net income subsequent to the Reorganization					$ 1,536	8,049	9,585
Total stockholders' and members equity		$ 101	$ 32,366	$ 60,657	$ 1,536	$ 133,105	$ 195,399
Balance (in shares)		10,100